Stock Awards (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended				0 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Jun. 05, 2008 2008 Plan [Member]	Jun. 30, 2013 Maximum [Member]
Stock Awards (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Shares Available for Grant					50.00%
Share Price (in Dollars per share)	$ 0.04		$ 0.04		$ 0.03
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)			$ 0.04	$ 0.08	$ 0.08	$ 0.29
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value					$ 334,650	$ 463,168
Proceeds from Stock Options Exercised						104,566
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in Shares)						324,740
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value						203,399
Allocated Share-based Compensation Expense					387,892	779,029
Share-based Compensation	77,983	80,941	182,785	186,459	387,892	779,029	120	130,230
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	382,950		382,950		509,984
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			1 year 9 months		2 years 73 days
Share-based Compensation Arrangement by Share-based Payment Award, Exercisable Period										10 years
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum									50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Exercisable Period									7 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 2,365		$ 2,365		$ 2,898